CONCENTRATION OF RISKS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Foreign currency exchange rate risk
Appreciation and depreciation of the RMB against US dollar (as a percent)	1.30%	5.70%	(6.30%)
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk percentage	34.60%	35.00%	32.70%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration risk percentage	97.00%	90.00%	95.00%